Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Summary of Investments at Fair Value
The following is a summary of the investments held at fair value as of December 31, 2022 and 2021:

($ in thousands)	2022	2021
420 Capital	$68	$68
Lighthouse	339	542
Two Roots Brewing Co.	93	—
Old Pal	592	592
IMC	136	4,710
Total Investments	$1,228	$5,912